Segment Financial Information - Net Sales, Long-Lived Assets and Total Assets by Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 247.6				$ 234.1				$ 247.6	$ 234.1
Total assets	5,209.0				5,402.0				5,209.0	5,402.0
Net sales	1,059.3	1,055.2	1,049.0	1,024.3	1,044.1	1,029.2	1,022.8	1,033.3	4,187.8	4,129.4	4,161.1
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	2,874.9				2,997.2				2,874.9	2,997.2
Net sales									2,352.7	2,400.9	2,418.5
EMEA-APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	2,334.1				2,404.8				2,334.1	2,404.8
Net sales									1,835.1	1,728.5	1,742.6
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	135.4				130.6				135.4	130.6
Total assets	2,546.0				2,661.4				2,546.0	2,661.4
Net sales									2,077.7	2,117.5	2,172.4
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	112.2				103.5				112.2	103.5
Total assets	2,663.0				2,740.6				2,663.0	2,740.6
Net sales									$ 2,110.1	$ 2,011.9	$ 1,988.7